SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Professional fees	$ 436,541	$ 297,636
Promotion expenses	36,024	37,433
Payroll	22,669	23,976
Commission	219,721	224,711
Others	143,400	63,921
Total	$ 858,355	$ 647,677